LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Summary of leases

($ thousands)	At December 31, 2019
Assets
Operating right-of-use assets	$48,729
Liabilities
Current operating lease liabilities	$17,541
Non-current operating lease liabilities	35,530
Total lease liabilities	$53,071

Weighted average remaining lease term (years)
Operating leases	4.3

Weighted average discount rate
Operating leases	4.1%

($ thousands)	2019
Operating lease cost	$19,483
Short-term lease cost	15,332
Sublease income	(1,072)
Total	$33,743

($ thousands)	December 31, 2019
Cash amounts paid to settle lease liabilities:
Operating cash flow used for operating leases	$18,637
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$20,818

Summary of maturity of leases

Maturity of Lease Liabilities
($ thousands)	Operating Leases
2020	$19,371
2021	14,098
2022	7,674
2023	6,706
2024	6,200
After 2024	3,979
Total lease payments	$58,028
Less imputed interest	(4,957)
Total discounted lease payments	$53,071
Current portion of lease liabilities	$17,541
Non-current portion of lease liabilities	$35,530